BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Prepaid consumption tax	$ 100	$ 100
Prepaid of value added tax	900	800
Duty recoverable	10	500
Goods and service tax	300	300
Interest receivable	$ 2,000	1,400
Prepaid of software and licenses		$ 400